Pension and Postretirement Benefit Plans Net Periodic Benefit (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Jan. 28, 2011	Mar. 31, 2015	Mar. 29, 2014	Dec. 31, 2011	Dec. 31, 2014	Dec. 28, 2013	Dec. 29, 2012
Components of net periodic benefit cost:
Curtailment / settlement (gain) loss		$ 0	$ 0
Transition costs and other		91	1
Pension Plans
Components of net periodic benefit cost:
Service cost		1,001	873
Interest cost		1,975	2,458
Return on plan assets		2,686	3,118
Curtailment / settlement (gain) loss		0	0
Defined Benefit Plan, Actuarial Gain (Loss)		(98)	4
Transition costs and other		(9)	0
Net periodic benefit cost		379	209
U.S. Plans Benefits
Components of net periodic benefit cost:
Service cost					$ 322	$ 4	$ 0
Interest cost					4,416	1,067	620
Return on plan assets					5,829	1,679	899
Curtailment / settlement (gain) loss					0	0	0
Defined Benefit Plan, Actuarial Gain (Loss)					18,229	(2,670)
Transition costs and other					3	253	181
Net periodic benefit cost					$ (1,088)	$ (355)	$ (98)
Weighted average assumptions used:
Return on plan assets							8.00%
Discount rate					4.60%	4.60%	3.80%
U.S. Plans Benefits | Minimum
Weighted average assumptions used:
Return on plan assets					5.90%	5.90%
U.S. Plans Benefits | Maximum
Weighted average assumptions used:
Return on plan assets					7.00%	7.00%
Non-U.S. Plans Benefits
Components of net periodic benefit cost:
Service cost					$ 2,995	$ 3,398	$ 2,002
Interest cost					5,356	4,980	5,032
Return on plan assets					6,487	6,574	5,462
Curtailment / settlement (gain) loss					61	0	792
Defined Benefit Plan, Actuarial Gain (Loss)					39,661	(2,273)
Transition costs and other					1	95	(238)
Net periodic benefit cost					$ 1,926	$ 1,899	$ 2,126
Non-U.S. Plans Benefits | Minimum
Weighted average assumptions used:
Return on plan assets					3.00%	3.00%	1.50%
Discount rate					3.20%	3.40%	3.70%
Salary and wage escalation rate					1.00%	2.80%	2.00%
Non-U.S. Plans Benefits | Maximum
Weighted average assumptions used:
Return on plan assets					5.50%	5.50%	6.00%
Discount rate					8.00%	8.00%	7.00%
Salary and wage escalation rate					4.50%	4.50%	4.50%
Postretirement Benefit Plans
Components of net periodic benefit cost:
Service cost		2	9
Interest cost		44	93
Curtailment / settlement (gain) loss		0	0
Defined Benefit Plan, Actuarial Gain (Loss)		(2)	(5)
Transition costs and other		0	0
Net periodic benefit cost		$ 48	$ 107
U.S. Plans Benefits
Components of net periodic benefit cost:
Service cost					$ 0	$ 0	$ 0
Interest cost					89	11	0
Curtailment / settlement (gain) loss					0	0	0
Defined Benefit Plan, Actuarial Gain (Loss)					(17)	(7)
Transition costs and other					0	0	0
Net periodic benefit cost					89	11	$ 0
Non-U.S. Plans Benefits
Components of net periodic benefit cost:
Service cost	$ 69			$ 59	7	59
Interest cost	218			187	146	187
Curtailment / settlement (gain) loss	186			114	0
Defined Benefit Plan, Actuarial Gain (Loss)					237	$ (305)
Transition costs and other	26			35	0
Net periodic benefit cost	$ 499			$ 395	$ 153
Weighted average assumptions used:
Salary and wage escalation rate					3.00%
Non-U.S. Plans Benefits | Minimum
Weighted average assumptions used:
Discount rate					4.10%	4.10%	3.50%
Salary and wage escalation rate							3.00%
Non-U.S. Plans Benefits | Maximum
Weighted average assumptions used:
Discount rate					4.80%	4.80%	7.00%
Salary and wage escalation rate							4.50%